Right-of-use assets (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Right-of-use assets
Balance at beginning of the year	$ 193,319	$ 1,783,963
Additions	87,604	176,020	$ 680,826
Balance at end of the year	7,070,321	193,319	1,783,963
EB Rental, Ltd.
Right-of-use assets
Deconsolidation on sale of subsidiary		(586,911)
Nautical Ventures Group Inc.
Right-of-use assets
Business acquisition	7,144,395
Buildings [member]
Right-of-use assets
Balance at beginning of the year	68,962
Balance at end of the year	6,971,926	68,962
Moulds
Right-of-use assets
Balance at beginning of the year	43,735
Balance at end of the year	18,401	43,735
Rolling stock
Right-of-use assets
Balance at beginning of the year	80,622
Balance at end of the year	79,994	80,622
Gross carrying amount [member]
Right-of-use assets
Balance at beginning of the year	282,800	2,907,649
Additions	87,604	176,020
Disposals	(57,747)	(1,636,611)
Business acquisition	8,120,517
Deconsolidation on sale of subsidiary		(1,164,258)
Currency translation	2,270
Balance at end of the year	8,430,904	282,800	2,907,649
Gross carrying amount [member] | Buildings [member]
Right-of-use assets
Balance at beginning of the year	106,780	2,873,616
Disposals		(1,636,611)
Business acquisition	8,120,517
Deconsolidation on sale of subsidiary		(1,130,225)
Balance at end of the year	8,227,297	106,780	2,873,616
Gross carrying amount [member] | Moulds
Right-of-use assets
Balance at beginning of the year	49,983
Additions		49,983
Currency translation	799
Balance at end of the year	49,184	49,983
Gross carrying amount [member] | Rolling stock
Right-of-use assets
Balance at beginning of the year	126,037	34,033
Additions	87,604	126,037
Disposals	(57,747)
Deconsolidation on sale of subsidiary		(34,033)
Currency translation	1,471
Balance at end of the year	154,423	126,037	34,033
Accumulated depreciation and amortisation [member]
Right-of-use assets
Balance at beginning of the year	(89,481)	(1,123,686)
Depreciation	(319,041)	447,051
Disposals	(24,061)	(903,909)
Business acquisition	976,122
Deconsolidation on sale of subsidiary		577,347
Balance at end of the year	(1,360,583)	(89,481)	(1,123,686)
Accumulated depreciation and amortisation [member] | Buildings [member]
Right-of-use assets
Balance at beginning of the year	(37,818)	(1,100,053)
Depreciation	(241,431)	388,010
Disposals		(903,909)
Business acquisition	976,122
Deconsolidation on sale of subsidiary		546,336
Balance at end of the year	(1,255,371)	(37,818)	(1,100,053)
Accumulated depreciation and amortisation [member] | Moulds
Right-of-use assets
Balance at beginning of the year	(6,248)
Depreciation	(24,535)	6,248
Balance at end of the year	(30,783)	(6,248)
Accumulated depreciation and amortisation [member] | Rolling stock
Right-of-use assets
Balance at beginning of the year	(45,415)	(23,633)
Depreciation	(53,075)	52,793
Disposals	(24,061)
Deconsolidation on sale of subsidiary		31,011
Balance at end of the year	$ (74,429)	$ (45,415)	$ (23,633)